Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Intangible assets at beginning of period	€ 29,973	€ 31,464	€ 37,875
Intangible assets at end of period	25,639	29,973	31,464
Gross carrying amount
Intangible assets
Intangible assets at beginning of period	75,593	71,125	72,552
Additions	2,220	1,871	3,018
Acquisition of a subsidiary		3,060
Disposals	(934)	(289)	(4,680)
Transfer between accounts	33	0	(16)
Currency translation	(288)	(173)	252
Assets held for sale	(426)
Intangible assets at end of period	76,199	75,593	71,125
Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(45,619)	(39,661)	(34,676)
Amortization charge for the year	(6,431)	(6,389)	(6,504)
Impairment loss of intangible assets		(46)	(2,915)
Disposals	813	289	4,636
Transfer between accounts		0
Currency translation	288	187	(202)
Assets held for sale	390
Intangible assets at end of period	(50,560)	(45,619)	(39,661)
Patents and licenses
Intangible assets
Intangible assets at beginning of period	1,794	1,786	2,086
Intangible assets at end of period	1,721	1,794	1,786
Patents and licenses | Gross carrying amount
Intangible assets
Intangible assets at beginning of period	7,768	7,239	6,915
Additions	470	315	327
Acquisition of a subsidiary		122
Disposals	(529)	(11)	(132)
Transfer between accounts	41	102	129
Currency translation	(1)	1	0
Assets held for sale	(1)
Intangible assets at end of period	7,749	7,768	7,239
Patents and licenses | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(5,973)	(5,453)	(4,829)
Amortization charge for the year	(485)	(531)	(755)
Disposals	428	11	132
Transfer between accounts		0
Currency translation	0		0
Assets held for sale	1
Intangible assets at end of period	(6,029)	(5,973)	(5,453)
Software
Intangible assets
Intangible assets at beginning of period	4,999	7,316	1,879
Intangible assets at end of period	2,578	4,999	7,316
Software | Gross carrying amount
Intangible assets
Intangible assets at beginning of period	17,830	16,649	12,679
Additions	330	79	1,006
Disposals	(388)	(278)	(4,504)
Transfer between accounts	1,410	1,413	7,458
Currency translation	(3)	(33)	11
Assets held for sale	(424)
Intangible assets at end of period	18,754	17,830	16,649
Software | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(12,830)	(9,333)	(10,799)
Amortization charge for the year	(4,122)	(3,763)	(3,027)
Impairment loss of intangible assets		(46)
Disposals	385	278	4,504
Transfer between accounts		0
Currency translation	3	33	(10)
Assets held for sale	389
Intangible assets at end of period	(16,176)	(12,830)	(9,333)
Acquired customers, technology and order backlog
Intangible assets
Intangible assets at beginning of period	22,746	21,887	27,474
Intangible assets at end of period	20,923	22,746	21,887
Acquired customers, technology and order backlog | Gross carrying amount
Intangible assets
Intangible assets at beginning of period	47,472	44,673	44,431
Additions	48
Acquisition of a subsidiary		2,938
Transfer between accounts	(48)
Currency translation	(284)	(139)	241
Intangible assets at end of period	47,188	47,472	44,673
Acquired customers, technology and order backlog | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(24,726)	(22,785)	(16,957)
Amortization charge for the year	(1,823)	(2,095)	(2,722)
Impairment loss of intangible assets			(2,915)
Currency translation	284	154	(191)
Intangible assets at end of period	(26,265)	(24,726)	(22,785)
Developed technology and software under construction
Intangible assets
Intangible assets at beginning of period	433	474	6,437
Intangible assets at end of period	418	433	474
Developed technology and software under construction | Gross carrying amount
Intangible assets
Intangible assets at beginning of period	2,523	2,564	8,527
Additions	1,371	1,477	1,685
Disposals	(17)		(45)
Transfer between accounts	(1,369)	(1,516)	(7,603)
Currency translation	0	(2)
Intangible assets at end of period	2,508	2,523	2,564
Developed technology and software under construction | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(2,090)	(2,090)	(2,090)
Intangible assets at end of period	€ (2,090)	€ (2,090)	€ (2,090)